INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of inventories recognised as expense during period	$ 3,662,348	$ 3,510,009	$ 3,423,439
Decrease (increase) in inventories of finished goods and work in progress	2,038	1,264	8,397
Provision for inventory obsolescence	29,658	28,684
Inventory write-down	$ 6,760	$ 1,427	$ 1,332